3 - Investment Securities: Schedule of Investment Securities, Fair Value and Unrealized Losses (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 6,773,772	$ 74,508,020
Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(47,884)	(5,095,578)
Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	26,966,354	3,970,806
Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(925,116)	(159,415)
Securities, Continuous Unrealized Loss Position, Fair Value	33,740,126	78,478,826
Continuous Unrealized Loss Position, Aggregate Losses	(973,000)	(5,254,993)
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,974,826	72,316,572
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(14,298)	(5,071,255)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	26,715,587	871,317
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(920,921)	(32,533)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	30,690,413	73,187,889
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	(935,219)	(5,103,788)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,233,730	2,191,448
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(17,189)	(24,323)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	250,767	3,099,489
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(4,195)	(126,882)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	1,484,497	5,290,937
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss	(21,384)	$ (151,205)
Mutual funds
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,565,216
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(16,397)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,565,216
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	(16,397)
Available for Sale
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	5,540,042
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(30,695)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	26,715,587
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(920,921)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	32,255,629
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	$ (951,616)